UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robertson Opportunity Capital, LLC
Address: 4300 Westgrove Drive
         2nd Floor
         Addison, TX  75001-3247

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      L. Sauer
Title:     Chief Financial Officer
Phone:     972.713.5001

Signature, Place, and Date of Signing:

     L. Sauer     Addison, Texas     February 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $140,328 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM NEW          000886309     8079   361984 SH       SOLE                   361894
ARCH CAP GROUP LTD             ORD              G0450A105     6460   117991 SH       SOLE                    11799
AUDIBLE INC                    COM NEW          05069A302      754    58700 SH       SOLE                    58700
BLOCKBUSTER INC                CL B             093679207      893   268300 SH       SOLE                   268300
BLOCKBUSTER INC                CL A             093679108     1526   407000 SH       SOLE                   407000
BLOUNT INTL INC NEW            COM              095180105     2828   177500 SH       SOLE                   177500
BUILD A BEAR WORKSHOP          COM              120076104     1515    51100 SH       SOLE                    51100
CADENCE DESIGN SYSTEM INC      COM              127387108     5673   335300 SH       SOLE                   335300
CARBO CERAMICS INC             COM              140781105      836    14800 SH       SOLE                    14800
CEMEX S A                      SPON ADR 5 ORD   151290889     4562    76900 SH       SOLE                    76900
CHECKFREE CORP NEW             COM              162813109     2630    57300 SH       SOLE                    57300
DAIMLERCHRYSLER AG             ORD              D1668R123     6455   126500 SH       SOLE                   126500
EASTMAN KODAK CO               COM              277461109      487    20800 SH       SOLE                    20800
ELKCORP                        COM              287456107     3686   109500 SH       SOLE                   109500
GENESIS MICROCHIP INC DEL      COM              37184C103      291    16100 SH       SOLE                    16100
GLOBALSANTAFE CORP             SHS              G3930E101     1252    26000 SH       SOLE                    26000
GREAT WOLF RESORTS INC         COM              391523107      165    16000 SH       SOLE                    16000
HANOVER COMPRESSOR CO          COM              410768105     9390   665451 SH       SOLE                   665451
HOT TOPIC INC                  COM              441339108     1583   111100 SH       SOLE                   111100
HOUSEVALUES INC                COM              44183Y102      391    30000 SH       SOLE                    30000
INTUIT                         COM              461202103     7254   136100 SH       SOLE                   136100
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    10571   196300 SH       SOLE                   196300
LAIDLAW INTL INC               COM              50730R102     1518    65340 SH       SOLE                    65340
LONE STAR TECHNOLOGIES INC     COM              542312103     2294    44400 SH       SOLE                    44400
MBIA INC                       COM              55262C100     2828    47000 SH       SOLE                    47000
NU SKIN ENTERPRISES INC        CL A             67018T105      582    33100 SH       SOLE                    33100
PALM HARBOR HOMES              COM              696639103     3276   174274 SH       SOLE                   174274
PARKER HANNIFIN CORP           COM              701094104     2190    33200 SH       SOLE                    33200
PILGRIMS PRIDE CORP            COM              721467108     1771    53400 SH       SOLE                    53400
RAYTHEON CO                    COM NEW          755111507    10716   268900 SH       SOLE                   268900
SINA CORP                      ORD              G81477104     2496   103300 SH       SOLE                   103300
SOHU COM INC                   COM              83408W103     4787   261000 SH       SOLE                   261000
SONUS NETWORKS INC             COM              835916107     4606  1238100 SH       SOLE                  1238100
SYNOPSYS INC                   COM              871607107     5862   292218 SH       SOLE                   292218
SYNTROLEUM CORP                COM              871630109      545    60400 SH       SOLE                    60400
TIME WARNER INC                COM              887317105      375   150000 SH  CALL SOLE                   150000
TIME WARNER INC                COM              887317105     8359   479300 SH       SOLE                   479300
USANA HEALTH SCIENCES INC      COM              90328M107       77     2000 SH       SOLE                     2000
VALMONT INDS INC               COM              920253101     3078    92000 SH       SOLE                    92000
WELLPOINT INC                  COM              94973V107     6902    86500 SH       SOLE                    86500
WILD OATS MARKETS INC          COM              96808B107      387    32000 SH       SOLE                    32000
YUM BRANDS INC                 COM              988498101      398     8500 SH       SOLE                     8500